COST OF SALES (Tables)	12 Months Ended
Dec. 31, 2017
Statement [Line Items]
Disclosure of detailed information about cost of sales [Table Text Block]

	Year Ended December 31,
	2017	2016
Consumables and materials	$33,179	$35,762
Labour costs	69,435	63,444
Energy	30,738	28,246
Other costs	16,072	13,881
Production costs	$149,424	$141,333
Transportation and other selling costs	3,267	3,756
Workers participation costs	2,328	1,907
Environmental duties and royalties	1,096	1,389
Inventory changes	1,752	560
Standby costs during stoppage at the La Encantada mine (1)	1,398	—
Other costs	—	336
	$159,265	$149,281